Commitments and Contingencies (Details) (USD $)	0 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended				6 Months Ended	12 Months Ended
	Jul. 01, 2013	Jun. 14, 2013 item	Sep. 30, 2013	Mar. 31, 2013	Nov. 30, 2011 Stockholder claims	Aug. 01, 2012 Karlsson Group	Sep. 30, 2013 Karlsson Group	Mar. 31, 2013 Karlsson Group	Sep. 30, 2013 Karlsson Group Senior secured promissory note	Apr. 15, 2013 Karlsson Group Karlsson Note Amendment Subsequent Events	Apr. 15, 2013 Karlsson Group Karlsson Note Amendment Forecast By August 1, 2014 Subsequent Events	Apr. 15, 2013 Karlsson Group Extension Agreement Subsequent Events	Mar. 31, 2013 Karlsson Group Extension Agreement Subsequent Events	Mar. 07, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes	Sep. 30, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes	Apr. 15, 2013 Affiliates of Apollo Global Management, LLC Extension Agreement Apollo Notes Subsequent Events	Aug. 01, 2012 Buffalo Management Llc [Member]	Mar. 31, 2013 Buffalo Management Llc [Member]	Apr. 15, 2013 Buffalo Management Llc [Member] Extension Agreement Maximum Subsequent Events	Sep. 30, 2013 AWP Karlsson Group	Mar. 31, 2013 AWP Karlsson Group	Aug. 01, 2012 AWP Karlsson Group	Sep. 30, 2013 AWP Karlsson Group Forecast	Mar. 31, 2013 AWP Karlsson Group Forecast	Mar. 31, 2013 AWP Karlsson Group Forecast Minimum
Commitments and Contingencies
Value of shares purchased by shareholder in public offering			$ 805,000	$ 66,290,000	$ 10,000,000
Number of underwriters		4
Royalty as a percentage of gross sales granted						2.00%						15.00%	15.00%				1.00%						15.00%	15.00%
Percentage of ownership interest held by non-controlling owners						50.00%		50.00%												50.00%	50.00%	50.00%			50.00%
Cap amount of royalty granted as a percentage of gross sales																							75,000,000	75,000,000
Principal payments payable expressed as a percentage of gross proceeds									10.00%						10.00%	1.00%
First gross proceeds after which principal payments payable																10,000,000
Combined cost of gross-up payments										26,300,000
Capital raising milestones											25,000,000
Escrow deposit required			9,400,000				9,400,000			9,200,000
Capital raised, a portion of which is required to be deposited into escrow										30,000,000
Borrowings														$ 6,800,000
Percentage of royalty interest								1.00%				2.00%						2.00%
Percentage of outstanding capital stock issuable to Buffalo																			10.00%
Percentage of equity market capitalization redeemable as consideration																			10.00%
Commitments to issue additional shares of common stock under existing service contracts			10,500	13,500
Commitments to issue additional warrants under existing service contracts			400	1,600
Commitments to issue additional shares of common stock under existing service contracts due in quarterly increments			1,500	1,500
Commitments to issue additional warrants under existing service contracts due in monthly tranches			200	200
Period of each warrant tranche			5 years	5 years
Commitments to issue additional shares of common stock under existing service contracts, as of the filing date	1,200
Commitments to issue additional warrants under existing service contracts, as of the filing date	800